Warrant Liabilities (Table)	6 Months Ended
Jun. 30, 2025
Warrant Liabilities
Schedule of warrant Liabilities
Fair value as of April 4, 2025 (Reorganization Merger Date)	$753,824
Change in fair value	1,540,424
Fair value as of June 30, 2025	$2,294,248